Equity Method Investments - Summary of Financial Information for YPL with Reconciliation to Thomson Reuters Carrying Value of its Investment (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Assets
Current assets		$ 4,434		$ 4,434		$ 2,811
Total assets		20,889		20,889		21,711
Liabilities
Current liabilities		4,918		4,918		4,891
Total liabilities		9,688		9,688		9,826
Net earnings (loss) attributable to YPL		894	$ (115)	1,650	$ 892
Thomson Reuters carrying amount		3,477		3,477		6,199
YPL (formerly RHL) [member]
Assets
Current assets		19		19		190
Non-current assets		10,809		10,809		14,620
Total assets		10,828		10,828		14,810
Liabilities
Current liabilities		17		17		10
Non-current liabilities		223		223		202
Total liabilities		240		240		212
Net assets attributable to YPL		10,588		10,588		14,598
Net assets attributable to YPL - beginning period				14,598	$ 15,881	15,881
Net earnings (loss) attributable to YPL				2,429		(973)
Distribution to owners				(6,439)		(310)
Net assets attributable to YPL - ending period		10,588		$ 10,588		$ 14,598
Thomson Reuters % share				32.07%		42.84%
Thomson Reuters $ share				$ 3,395		$ 6,254
Historical excluded equity adjustment	[1]	(169)		(169)		(226)
Thomson Reuters carrying amount		$ 3,226		$ 3,226		$ 6,028

[1]	Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL. The Company recognized income of $43 million and $57 million within “Share of post-tax earnings in equity method investments” in the three and six months ended June 30, 2023, respectively, in conjunction with the reduction of its investment.